Subsequent events	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Subsequent Events

16. Subsequent Events

(a) Formation of subsidiary: In October 2013, the Company formed the subsidiary Gloversix.

(b) Vessels Acquisitions: In October 2013, Gloverfive and Gloversix entered into shipbuilding contracts for the construction of the newbuilds H 827 and H 828 respectively for $30.0 million and $30.2 million, respectively.

(c) Dividend declaration: In October, 2013, the Board of Directors declared a dividend of $0.51111 per preferred share, totaling $818, payable to all preferred shareholders of record as of October 25, 2013. This dividend was paid on October 30, 2013.

(d) Credit facility: In October 2013, Glovertwo entered into a loan facility of $16,000 secured by a first mortgage on the vessel Zoe and other securities. The facility was drawn in October 2013.

(e) Dissolution of subsidiary: In November 2013, the Company initiated the process of dissolving its subsidiary SB Sea Venture.

(d) Dividend declaration: In October, 2013, the Board of Directors of the Company declared a dividend of $0.06 per common share, payable to all shareholders of record as of November 22, 2013, on December 6, 2013.